REGULATORY MATTERS (Details) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Partial Consolidation [Member]
Tier I	60,192	55,624
Tier II	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)
Total	78,671	68,433
Minimum regulatory capital required	54,722	44,299
Capital to risk-weighted assets ratio	15.80%	17.00%
Excess of regulatory capital over minimum regulatory capital required	23,949	24,134
Full Consolidation [Member]
Tier I	62,240	57,706
Tier II	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)
Total	80,719	70,515
Minimum regulatory capital required	57,525	46,513
Capital to risk-weighted assets ratio	15.40%	16.70%
Excess of regulatory capital over minimum regulatory capital required	23,194	24,002